Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel subsidiary term_loan	Dec. 31, 2016 USD ($) vessel term_loan
Debt Instrument [Line Items]
Carrying amount of long-term debt | $	$ 3,449,611	$ 6,730,132
Interest at a weighted-average fixed rate	4.30%	4.00%
Secured debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	10
Carrying amount of long-term debt | $	$ 1,400,000	$ 3,700,000
Number of term loans which have balloon or bullet repayments | term_loan	9
Number of vessels | vessel	22	46
Amount not guaranteed by the Company or its subsidiaries | $		$ 56,200
Number of subsidiaries | subsidiary	1
Secured debt | Teekay Offshore
Debt Instrument [Line Items]
Number of debt instruments | term_loan		15
Carrying amount of long-term debt | $		$ 2,200,000
Secured debt | Remaining Term Loans
Debt Instrument [Line Items]
Debt interest rate	5.37%
Secured debt | Remaining Term Loans | Fixed Rate
Debt Instrument [Line Items]
Number of debt instruments | term_loan	1
Secured debt | Remaining Term Loans | Three-month LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.30%	0.30%
Debt term	3 months
Secured debt | Remaining Term Loans | Three-month LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.25%	3.50%
Debt term	6 months